                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21309
                                                    -----------

             Advent Claymore Convertible Securities and Income Fund
   --------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                           1065 Avenue of the Americas
                               New York, NY 10018
             -------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                             Rodd Baxter, Secretary
             Advent Claymore Convertible Securities and Income Fund
                           1065 Avenue of the Americas
                               New York, NY 10018
             -------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-212-386-7407
                                                          ----------------

                    Date of fiscal year end: October 31, 2003
                                            ------------------

                   Date of reporting period: October 31, 2003
                                            ------------------

Item 1.  Reports to Stockholders.

The registrant's annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

          Annual
          Report                             Advent Claymore Convertible  AVK
October 31, 2003                              Securities and Income Fund


                              [PHOTO APPEARS HERE]



     [LOGO]
Advent Capital Management, LLC                                       [LOGO]
                                                                    CLAYMORE

Advent Claymore Convertible Securities and Income Fund

                                  (Unaudited)

2003 Weekly Share Price Performance                 2003 Monthly Dividends Per Share
-----------------------------------                 --------------------------------

           [GRAPH]                                              [GRAPH]

           Share Price         NAV          Jun       Jul       Aug       Sep       Oct       Nov       Dec
           -----------         ---         -----     -----     -----     -----     -----     -----     -----
05/01/03      25.06           23.82        $0.1718   $0.1718   $0.1718   $0.1718   $0.1718   $0.1718   $0.1718
10/30/03      24.93           26.11

Portfolio Composition (as of 10/31/03)           Credit Quality (as of 10/31/03
--------------------------------------           ------------------------------

Asset Class                                      S&P Ratings
-----------                                      -----------

[PIE CHART APPEARS HERE]                         [PIE CHART APPEARS HERE]

Convertible                                      AAA         0.4%
Securities          62.5%                        A          10.1%
                                                 BBB        12.4%
High Yield                                       BB          9.6%
Securities          37.5%                        B          39.9%
                                                 Below B    16.4%
                                                 Non Rated  11.1%

Sector Concentration (as of 10/31/03)            Top 10 Issuers (as of 10/31/03)
-------------------------------------            -------------------------------
Sector
------
[PIE CHART APPEARS HERE]                       General Motors                                   4.3%
                                               ------------------------------------------------------
Technology                17.0%                ALLTEL                                           3.1%
                                               ------------------------------------------------------
Financials                14.7%                Lucent                                           2.3%
                                               ------------------------------------------------------
Consumer                                       UnumProvident                                    2.2%
Discretionary             13.0%                ------------------------------------------------------
                                               Chubb                                            2.1%
Media                     13.0%                ------------------------------------------------------
                                               Xerox                                            2.1%
Telecommunications         9.4%                ------------------------------------------------------
                                               E*TRADE Group                                    2.1%
Industrials                8.0%                ------------------------------------------------------
                                               The Hartford Financial                           2.1%
Healthcare                 7.1%                ------------------------------------------------------
                                               State Street                                     2.1%
Materials                  5.6%                ------------------------------------------------------
                                               Northrup Grumman                                 2.0%
Utilities                  5.2%                ------------------------------------------------------

Energy                     3.7%

Other                      3.3%

2 | Annual Report | October 31, 2003

Advent Claymore Convertible Securities and Income Fund

                                October 31, 2003

Number of Shares                                                             Value
         Convertible Preferred Stocks - 51.2%

         Aerospace and Defense - 3.7%
 55,000  Northrop Grumman Corp., Ser.B, 7.00%, 2021                   $  6,433,900
 98,000  Northrop Grumman Corp., Ser.E, 7.25%, 2004                      9,888,200
123,000  Raytheon Co., Equity Security Unit, 8.25%, 2004                 6,211,500
                                                                        22,533,600

         Automotive - 1.9%
250,000  Ford Motor Company Capital Trust II, 6.50%, 2032               11,612,500

         Banking and Finance - 8.7%
390,564  National Australia Bank, Equity Security Unit, 7.875%          14,497,736
125,000  New York Community Capital Trust V, 6.00%                       9,000,000
 67,200  State Street Corp., 6.75%, 2006                                16,749,600
220,000  Washington Mutual, Inc., Equity Security Unit, 5.375%, 2041    12,771,000
                                                                        53,018,336

         Communications Equipment - 5.6%
  8,400  Lucent Technologies Capital Trust I, 7.75%, 2017                9,149,280
  8,675  Lucent Technologies, Inc., 8.00%, 2031                          9,412,375
371,700  Motorola, Inc., 7.00%, 2004                                    15,719,193
                                                                        34,280,848

         Communications, Media and Entertainment - 2.9%
506,600  Equity Securities Trust I, 6.50% (exch.for Cablevision,
          Inc.common stock)                                             11,226,256
146,485  Emmis Communications Corp., 6.25%, 2049                         6,683,378
                                                                        17,909,634

         Electronic Equipment and Components - 0.5%
 61,000  Agilysys, Inc., 6.75%, 2028                                     2,966,125

         Insurance - 11.2%
462,150  Chubb Corp., Ser.A, 7.00%, 2005                              $ 12,824,663
165,000  Chubb Corp., Ser.B, 7.00%, 2006                                 4,578,750
196,000  Prudential Financial, Inc., 6.75%, 2004                        12,087,320
 70,000  Reinsurance Group of America, Equity Security Unit,
          5.75%, 2051                                                    4,086,250
141,300  The Hartford Financial Services Group, 6.00%, 2006              7,767,261
159,000  The Hartford Financial Services Group, 7.00%, 2006              9,004,170
509,740  UnumProvident Corp., 8.25%, 2006                               18,019,309
                                                                        68,367,723

         Leisure and Entertainment - 0.4%
117,700  Six Flags, Inc., 7.25%, 2009                                    2,318,690

         Machinery and Engineering - 1.8%
172,400  Cummins Capital Trust I, 7.00%, 2031                           10,602,600

         Office Equipment - 1.4%
 77,600  Xerox Corp., 6.25%, 2006                                        8,155,760

         Retail - Specialty Stores - 2.0%
301,500  Toys"R"Us, Inc., 6.25%, 2005                                   12,361,500

         Telecommunications - 4.1%
514,447  ALLTEL Corp., 7.75%, 2005                                      25,207,903

         Utilities - Gas and Electric - 7.0%
221,000  FPL Group, Inc., Ser.A, 8.50%, 2005                            12,641,200
210,000  KeySpan Corp., 8.75%, 2005                                     10,905,300
238,000  Oneok, Inc., 8.50%, 2006                                        6,725,880
214,894  Public Service Enterprise Group, Inc., 10.25%, 2005            12,614,278
                                                                        42,886,658

         Total Convertible Preferred Stocks
         (Cost $287,455,504)                                           312,221,877

         Preferred Stocks - 2.8%

         Communications, Media & Entertainment - 2.5%
147,000  CSC Holdings, Inc., Ser.M, 2004                                15,435,000

         Publishing - 0.3%
19,925   Primedia, Inc., Series D, 2008                                  1,937,706

         Total Preferred Stocks
         (Cost $17,322,138)                                             17,372,706

See notes to financial statements.

                                           Annual Report | October 31, 2003l | 3

Advent Claymore Convertible Securities and Income Fund | Portfolio of Investments continued

Principal Amount                                                           Value

                Corporate Bonds - 47.0%

                Aerospace and Defense - 0.9%
$ 5,682,000     Vought Aircraft Industries, Inc.(a)
                8.00%, 7/15/11, Senior Notes                         $ 5,738,820

                Aluminum, Steel and Other Metals - 2.8%
  2,500,000     Freeport-McMoRan Copper & Gold, Inc.
                10.125%, 2/01/10, Senior Notes                         2,862,500

  3,000,000     Gerdau Ameristeel Corp.(a)
                10.375%, 7/15/11, Senior Notes                         3,150,000

  6,300,000     Shaw Group, Inc.(a)
                10.75%, 3/15/10, Senior Notes                          6,678,000

  4,000,000     United States Steel
                10.75%, 8/01/08, Senior Notes, Guaranteed              4,410,000
                                                                      17,100,500

                Automotive - 0.7%
  4,000,000     Dura Operating Corp.
                9.00%, 5/01/09, Senior Sub.Notes                       3,680,000

    459,000     Keystone Automotive Operations, Inc.(a)
                9.75%, 11/01/13, Senior Sub.Notes                        486,540
                                                                       4,166,540

                Chemicals - 4.0%
 11,200,000     Equistar Chemical/Funding
                10.125%, 9/01/08, Senior Notes                        11,816,000

 12,600,000     Lyondell Chemical Co.
                10.875%, 5/01/09, Senior Sub.Notes                    12,474,000

    461,000     Nalco Co.(a)
                7.75%, 11/15/11, Senior Notes                            481,745
                                                                      24,771,745

                Communications, Media and Entertainment - 5.9%
  8,050,000     Allbritton Communications Co.
                7.75%, 12/15/12, Senior Sub.Notes                      8,251,250

  1,500,000     Insight Midwest
                10.50%, 11/01/10, Senior Notes                         1,575,000

 11,000,000     Mediacom Broadband LLC
                11.00%, 7/15/13, Senior Notes                         11,550,000

  5,600,000     XM Satellite Radio, Inc.(a)
                12.00%, 6/15/10, Senior Secured Notes                  6,258,000

  8,000,000     Young Broadcasting, Inc.
                10.00%, 3/01/11, Senior Sub.Notes                      8,560,000
                                                                      36,194,250

                Computers - Software and Peripherals - 0.5%
  2,946,000     Cooperative Computing (a)
                10.50%, 6/15/11, Senior Notes                          3,196,410

                Electronic Equipment and Components - 0.3%
  1,500,000     Amkor Technologies, Inc.
                10.50%, 5/01/09, Senior Sub.Notes                      1,620,000

                Financial Services - 0.9%
$ 4,976,000     Madison River
                13.25%, 3/01/10, Senior Notes                        $ 5,349,200

                Health and Medical Facilities - 0.3%
  1,700,000     Vanguard Health Systems
                9.75%, 8/01/11, Senior Sub.Notes                       1,827,500

                Health Care Products and Services - 1.2%
  7,000,000     Alliance Imaging, Inc.
                10.375%, 4/15/11, Senior Sub.Notes                     7,437,500

                Hotels and Lodging - 0.6%
  3,350,000     HMH Properties, Inc., Ser.B
                7.875%, 8/01/08, Senior Secured Notes                  3,475,625

                Leisure and Entertainment - 0.6%
  3,000,000     Regal Cinemas, Inc., Ser.B
                9.375%, 2/01/12, Senior Sub.Notes                      3,405,000

                Machinery and Engineering - 1.3%
  3,000,000     Interline Brands, Inc.(a)
                11.50%, 5/15/11, Senior Sub.Notes                      3,255,000

  2,123,000     Wesco Distribution, Inc., Ser.A
                9.125%, 6/01/08, Senior Sub.Notes                      2,154,845

  2,750,000     Wesco Distribution, Inc., Ser.B
                9.125%, 6/01/08, Senior Sub.Notes                      2,791,250
                                                                       8,201,095

                Office Equipment - 2.4%
  5,910,000     Danka Business Systems (a)
                11.00%, 6/15/10, Senior Notes                          5,466,750

 10,000,000     Xerox Capital Trust 1
                8.00%, 2/01/27, Company Guarantee Notes                9,100,000
                                                                      14,566,750

                Oil and Gas - 3.2%
    490,000     Dynegy Holdings, Inc.(a)
                9.875%, 7/15/10, Senior Secured Notes                    529,200

  9,000,000     Petrobras International Finance Co.
                9.125%, 7/02/13, Senior Subordinated Notes             9,405,000

                Williams Cos., Inc.
  3,460,000     8.625%, 6/01/10, Senior Notes                          3,806,000
  3,000,000     8.125%, 3/15/12, Notes                                 3,255,000
  3,000,000     7.70%, 3/01/27, Senior Debentures                      2,777,400
                                                                      19,772,600

                Publishing - 3.4%
  3,000,000     Dex Media West (a)
                9.875%, 8/15/13, Senior Sub.Notes                      3,427,500

  9,100,000     Houghton Mifflin Co.
                9.875%, 2/01/13, Senior Sub.Notes                      9,884,875

  7,000,000     Primedia, Inc.
                8.875%, 5/15/11, Senior Notes                          7,262,500
                                                                      20,574,875

See notes to financial statements

4 | Annual Report | October 31, 2003

Principal Amount                                                       Value

               Real Estate Investment Trusts - 2.0%
$ 10,300,000   Felcor Lodging LP
               9.50%, 9/15/08, Senior Notes                        $  11,124,000

     920,000   Host Marriott LP (a)
               7.125%, 11/01/13, Senior Notes                            923,450
                                                                      12,047,450

               Retail - Food Stores - 0.7%
   3,928,000   Domino's, Inc.(a)
               8.25%, 7/01/11, Senior Sub.Notes                        4,168,590


               Retail - Specialty Stores - 2.5%
               Rite Aid Corp.
   3,500,000   9.50%, 2/15/11, Senior Secured Notes                    3,955,000
  10,500,000   9.25%, 6/01/13, Senior Notes                           11,340,000
                                                                      15,295,000

               Telecommunications - 10.2%
   5,673,000   Centennial Cellular Co.(a)
               10.125%, 6/15/13, Senior Notes                          5,928,285

     925,000   Cincinnati Bell, Inc.(a)
               8.375%, 1/15/14, Senior Sub.Notes                         958,531

               Crown Castle International Corp.
   4,000,000   9.375%, 8/01/11, Senior Notes                           4,400,000
   7,500,000   10.75%, 8/01/11, Senior Notes                           8,456,250

   6,000,000   Fairpoint Communications, Inc.
               12.50%, 5/01/10, Senior Sub.Notes                       6,480,000

   3,920,000   Innova S De R.L.(a)
               9.375%, 9/19/13, Notes                                  3,910,200

   1,000,000   MetroPCS, Inc.(a)
               10.75%, 10/01/11, Senior Notes                            995,000

   5,200,000   Nextel Partners, Inc.
               11.00%, 3/15/10, Senior Notes                           5,785,000

   6,000,000   Nortel Networks Corp.
               6.875%, 9/01/23, Notes                                  5,715,000

   7,200,000   PanAmSat Corp.
               8.50%, 2/01/12, Senior Notes                            7,794,000

  11,700,000   Triton PCS, Inc.
               9.375%, 2/01/11, Senior Sub.Notes                      11,612,250
                                                                      62,034,516

               Utilities - Gas and Electric - 0.6%
   4,000,000   Calpine Corp.(a)
               8.50%, 7/15/10, Senior Secured Notes                    3,680,000

               Waste Management - 2.0%
  11,300,000   Allied Waste N.A., Ser.B
               10.00%, 8/01/09, Senior Sub.Notes                      12,345,250

               Total Corporate Bonds
               (Cost $277,562,845)                                   286,969,216

               Convertible Bonds - 31.8%
               Aerospace and Defense - 0.7%

   4,200,000   Banco Nacional de Desenvolvimento Economico e
               Social (a) 6.50%, 6/15/06, Senior Notes                 4,326,000

               Airlines - 0.5%
   3,000,000   Northwest Airlines Corp.(a)
               7.625%, 11/15/23, Senior convertible Notes              2,951,250

               Aluminum, Steel and Other Metals - 1.7%
               Freeport-McMoRan Copper & Gold, Inc.
   4,612,000   7.00%, 2/11/11, Senior Sub.convertible Notes            7,171,660
   2,000,000   7.00%, 2/11/11(a), Senior Sub.convertible Notes         3,110,000
                                                                      10,281,660

               Automotive - 5.8%
     338,304   General Motors Corp., Ser.B
               5.25%, 3/06/32, Convertible Debenture                   7,835,121

     985,191   General Motors Corp., Ser.C
               6.25%, 7/15/33, Convertible Debenture                  27,329,197
                                                                      35,164,318

               Biotechnology - 1.4%
   4,000,000   Cubist Pharmaceuticals
               5.50%, 11/01/08, Subordinated convertible Notes         3,450,000

   5,100,000   Invitrogen Corp.
               5.50%, 3/01/07, Subordinated convertible Notes          5,278,500

                                                                       8,728,500
               Computers - Software and Peripherals - 2.1%
   2,650,000   Checkfree Corp.
               6.50%, 12/01/06, Subordinated convertible Notes         2,718,900

   6,350,000   Maxtor Corp.(a)
               6.80%, 4/30/10, Senior convertible Notes                9,838,055
                                                                      12,556,955

               E-Commerce - 0.6%
   4,000,000   Amazon.com, Inc.
               4.75%, 2/01/09, Subordinated convertible Notes          3,951,600

               Electronic Equipment and Components - 4.0%
   6,115,000   Agere Systems, Inc.
               6.50%, 12/15/09, Subordinated convertible Notes         8,889,681

   4,065,000   Amkor Technologies, Inc.
               5.75%, 6/01/06, Subordinated convertible Notes          4,095,488

   5,000,000   ASM Lithography
               5.75%, 10/15/06, Subordinated convertible Notes         6,218,750

   5,000,000   Fairchild Semiconductor International, Inc.
               5.00%, 11/01/08, convertible Notes                      5,256,250
                                                                      24,460,169

               Financial Services - 3.6%
               E*TRADE Group

   4,000,000   6.00%, 2/01/07, Subordinated convertible Notes          4,000,000
  11,695,000   6.75%, 5/15/08, Subordinated convertible Notes         13,025,306

   5,210,000   IOS Capital LLC (a)
               5.00%, 5/01/07, Subordinated convertible Notes          4,969,038
                                                                      21,994,344

See note to financial statements.

                                            Annual Report | October 31, 2003 | 5

Principal Amount                                                        Value

              Health Care Products and Services - 1.3%
$ 7,465,000   Service Corp.International
              6.75%, 6/22/08, Subordinated convertible Notes       $  7,875,575

              Pharmaceuticals - 5.4%
  9,000,000   Enzon Pharmaceuticals, Inc.
              4.50%, 7/01/08, Subordinated convertible Notes          7,650,000

 12,830,000   ICN Pharmaceuticals, Inc.
              6.50%, 7/15/08, Subordinated convertible Notes         12,910,187

  1,611,000   Indevus Pharmaceuticals, Inc.(a)
              6.25%, 7/15/08, Senior Unsecured convertible
              Debentures                                              1,800,293

 10,539,000   IVAX Corp.
              5.50%, 5/15/07, Senior Subordinated convertible Notes  10,723,432
                                                                     33,083,912

              Retail - Department Stores - 0.9%
  5,000,000   J.C.Penney Co., Inc.
              5.00%, 10/15/08, Subordinated convertible Notes         5,256,250

              Retail - Specialty Stores - 0.8%
  4,750,000   School Specialty, Inc.
              6.00%, 8/01/08, Subordinated convertible Notes          5,064,688

              Telecommunications - 2.0%
  5,950,000   Nextel Communications, Inc.
              6.00%, 6/01/11, Senior convertible Notes                6,872,250

  5,000,000   Nortel Networks Corp.
              4.25%, 9/01/08, Senior convertible Notes                4,750,000

    730,000   Primus Telecommunication Group
              5.75%, 2/15/07, Subordinated convertible Notes            682,550
                                                                     12,304,800

              Utilities - Gas and Electric - 1.0%
  6,650,000   Calpine Corp.
              4.00%, 12/26/06, Senior convertible Notes               6,192,813

              Total Convertible Bonds
              (Cost $176,136,060)                                   194,192,834

Number of Shares                                                        Value

              Money Market Fund - 1.3%
              Financial Services - 1.3%

  8,169,761   Goldman Sachs Financial Prime Obligations
              (Cost $8,169,761)                                    $  8,169,761

              Total Investments
              (Cost $766,646,308) - 134.1%                          818,926,394
              Other assets less liabilities - 1.1%                    6,488,542
              Preferred Stock, at redemption value - (35.2%)       (215,000,000)

              Net Assets Applicable to
              Common Shareholders- 100.0% (b)                      $610,414,936

(a) Securities are exempt from registration under Rule 144A of the securities act of 1933.These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2003, these securities amounted to $86,226,657 or 14.1 % of net assets.

(b) Portfolio percentages are calculated based on net assets applicable to common shareholders.

See notes to financial statements.

6 | Annual Report | October 31, 2003

Advent Claymore Convertible Securities and Income Fund

                                October 31, 2003

Assets
  Investments in securities, at value (cost $766,646,308)          $ 818,926,394
  Interest receivable                                                 10,510,999
  Receivable for investment securities sold                            9,576,338
  Dividend receivable                                                  2,021,258
  Other assets                                                           102,527
     Total assets                                                    841,137,516

Liabilities
  Due to custodian                                                        49,314
  Payable for investment securities purchased                         11,217,943
  Dividend payable - common shares                                     4,011,972
  Advisory fee payable                                                   295,145
  Servicing fee payable                                                   86,807
  Dividend payable - preferred shares                                     41,044
  Accrued expenses and other liabilities                                  20,355
     Total liabilities                                                15,722,580

Preferred Stock, at redemption value
  $.001 par value per share; 8,600 shares Auction Preferred
    Stock authorized, issued and outstanding at $25,000 per share
    liquidation preference                                           215,000,000

Net Assets Applicable to Common Shareholders                       $ 610,414,936


Composition of Net Assets Applicable to Common Shareholders

  Common Stock, $.001 par value per share; unlimited number of
    shares authorized, 23,352,574 shares issued and outstanding    $      23,353
  Additional paid-in capital                                         554,128,200
  Undistributed net investment income                                    785,167
  Accumulated net realized gain on investments                         3,198,130
  Net unrealized appreciation on investments                          52,280,086

Net Assets Applicable to Common Shareholders                       $ 610,414,936

Net Asset Value Applicable to Common Shareholders
  (based on 23,352,574 common shares outstanding)                  $       26.14

See notes to financial statements.

                                             Annual Report | October 31, 2003| 7

Advent Claymore Convertible Securities and Income Fund

             For the Period April 30, 2003* through October 31, 2003

Investment Income

  Interest                                       $  13,680,124
  Dividends                                         10,444,065
     Total income                                                $  24,124,189

Expenses

  Advisory fee                                       1,840,743
  Servicing agent fee                                  715,844
  Auction agent fee - preferred stock                  152,526
  Fund accounting                                       61,657
  Administration fee                                    61,657
  Audit                                                 60,366
  Printing                                              50,000
  Legal                                                 49,998
  Custodian                                             43,956
  Transfer agent                                        42,859
  Trustees'                                             40,956
  Insurance                                             35,842
  NYSE listing                                          16,001
  SEC registration                                       9,534
  Rating agency                                          3,142
  Miscellaneous                                         26,731
     Total expenses                                                  3,211,812
  Advisory and Servicing agent fees waived                            (681,757)
     Net expenses                                                    2,530,055
     Net investment income                                          21,594,134

Realized and Unrealized Gain on Investments
  Net realized gain on investments                                   3,115,360
  Net unrealized appreciation on investments                        52,280,086
  Net gain on investments                                           55,395,446

Dividends to Auction Preferred Shareholders from
  Net investment income                                               (674,649)


Net Increase in Net Assets Applicable to Common
  Shareholders Resulting from Operations                         $  76,314,931

* Commencement of operations.

See notes to financial statements.

8 | Annual Report | October 31, 2003

Advent Claymore Convertible Securities and Income Fund

Statement of Changes in Net Assets Applicable to Common Shareholdersl

For the Period April 30, 2003* through October 31, 2003

Increase in Net Assets Applicable to Common Shareholders
 Resulting from Operations
   Net investment income                                       $    21,594,134
   Net realized gain on investments                                  3,115,360
   Net unrealized appreciation on investments                       52,280,086

Dividends to Auction Preferred Shareholders from
   Net investment income                                              (674,649)
   Net increase in net assets applicable to common
    shareholders resulting from operations                          76,314,931

Dividends and Distributions to Common Shareholders from
   Net investment income                                           (20,051,548)

Capital Share Transactions
   Net proceeds from the issuance of common shares                 554,137,491
   Reinvestment of dividends                                         1,185,923
   Common and preferred shares' offering and organization
    expenses charged to paid-in-capital in excess of par value      (1,271,861)
   Net increase from capital share transactions                    554,051,553

   Total increase                                                  610,314,936

Net Assets Applicable to Common Shareholders
   Beginning of period                                                 100,000
   End of period (including undistributed net investment
    income of $785,167)                                        $   610,414,936

* Commencement of operations.

See notes to financial statements.

                                            Annual Report | October 31, 2003 | 9

Advent Claymore Convertible Securities and Income Fund

Financial Highlightsl

             For the Period April 30, 2003* through October 31, 2003

Per share operating performance for a share of common stock
 outstanding throughout the period
Net asset value, beginning of period                             $     23.88**
Income from investment operations
    Net investment income                                               0.93
    Net realized and unrealized gain on investments                     2.28
    Dividends to preferred shareholders from net investment
     income (common stock equivalent basis)                            (0.03)
       Total from investment operations                                 3.18

Common and preferred shares' offering and organization expenses
   charged to paid-in-capital in excess of par value                   (0.06)
Dividends and distributions to common shareholders
    Net investment income                                              (0.86)
       Total dividends and distributions to common shareholders        (0.86)
Net asset value, end of period                                   $     26.14

Market value, end of period                                      $     24.95

Total investment return+
Net asset value                                                        13.29%
Market value                                                            3.40%

Ratios and supplemental data
Net assets, applicable to common shareholders, end of period
 (thousands)                                                     $   610,415
Preferred stock, at redemption value,($25,000 per share
 liquidation preference) (thousands)                             $   215,000
Ratios to average net assets applicable to common
 shareholders of:
    Net expenses, after fee waiver+++                                   0.73%++
    Net expenses, before fee waiver+++                                  0.93%++
    Net investment income, after preferred stock dividends+++           6.27%++
    Preferred stock dividends                                           0.20%++
    Net investment income, before preferred stock dividends+++          6.47%++
Portfolio turnover rate                                                33.67%

*   Commencement of operations.

**  Before reinbursement of offering expenses charged to capital.

+ Total investment return based upon market value is calculated assuming a purchase of common stock at the offering price of $25.00 on April 30, 2003, and a sale at the current market price on the last day of the period reported. Total investment return does not reflect brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's Dividend Reinvestment Plan.

    A return calculated for a period of less than one year is not annualized.

++  Annualized.

+++ Calculated on the basis of income and expenses applicable to both common and preferred shares relative to the average net assets of common shareholders.

10 | Annual Report | October 31, 2003

Advent Claymore Convertible Securities and Income Fund

                                October 31, 2003

Note 1 - Organization:

Advent Claymore Convertible Securities and Income Fund (the "Fund") was organized as a Delaware statutory trust on February 19, 2003. Prior to commencing its operations on April 30, 2003, the Fund had no operations other than matters relating to its organization and registration as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and the sale and issuance of 4,188 common shares of beneficial interest at an aggregate purchase price of $100,000.

Note 2 - Accounting Policies:

The preparation of the financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. In the normal course of business, the Fund enters into contracts that contain a variety of representations, which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund expects the risk of loss to be remote.

The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of Investments

Readily marketable portfolio securities listed on the New York Stock Exchange are generally valued at the last sale price reflected on the consolidated tape at the close of the New York Stock Exchange on the business day as of which such value is being determined. If no sales are reported, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued by such method as the Fund's Board of Trustees shall determine in good faith to reflect its fair market value. Readily marketable securities not listed on the New York Stock Exchange but listed on other domestic or foreign securities exchanges or trading on the National Association of Securities Dealers Automated Quotations, Inc. ("NASDAQ") National List are valued in a like manner. Portfolio securities traded on more than one securities exchange are valued at the last sale price on the business day as of which such value is being determined as reflected on the consolidated tape at the close of the exchange representing the principal market for such securities.

Readily marketable securities traded in the over-the-counter market, including listed securities whose primary market is believed by the Advisor to be over-the-counter, but excluding securities admitted to trading on the NASDAQ national list, are valued at the mean of the current bid and asked prices as reported by NASDAQ or, in the case of securities not quoted by NASDAQ, the National Quotation Bureau or such other comparable source as the Fund's Trustees deem appropriate to reflect fair market value. However, certain fixed-income securities may be valued on the basis of prices provided by a pricing service when such prices are believed by the Trustees to reflect the fair market value of such securities. Where securities are traded on more than one exchange and also over-the-counter, the securities will generally be valued using the quotations the Trustees believe reflect most closely the value of such securities.

Short-term debt securities having a remaining maturity of sixty days or less are valued at amortized cost or amortized value, which approximates market value.

(b) Investment Transactions and Investment Income

Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Discounts or premiums on debt securities purchased are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.

Note 3 - Investment Management Agreement, Servicing Agreement and Other
         Agreements:

Pursuant to the Investment Management Agreement (the "Agreement") between the Fund and the Advisor, the Advisor is responsible for the daily management of the Fund's portfolio of investments, which includes buying and selling securities for the Fund, as well as investment research. The Advisor will receive an annual fee from the Fund based on the average weekly value of the Fund's Managed Assets which includes the amount from the issuance of the Preferred Shares. In addition, subject to the approval of the Fund's Board of Trustees, a pro rata portion of the salaries, bonuses, health insurance, retirement benefits and similar employment costs for the time spent on Fund operations (other than the provision of services required under the Agreement) of all personnel employed by the Advisor who devote substantial time to Fund operations may be reimbursed by the Fund to the Advisor. The annual fee will be determined as follows:

(a) If the average weekly value of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.54% of the average weekly value of the Fund's Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.115% of the average weekly values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

(b) If the average weekly value of the Fund's Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.55% of the average weekly value of the Fund's Managed Assets. In addition, the Advisor has voluntarily agreed to waive receipt of a portion of the management fee or other expenses of the Fund in the amount of 0.025% of the average weekly values of the Managed Assets for the first five years of the Fund's operations, after which the Advisor anticipates that it will not waive any portion of the management fee.

Pursuant to a Servicing Agreement, the Servicing Agent will act as servicing agent to the Fund. The Servicing Agent will receive an annual fee from the Fund, which will be based on the average weekly value of the Fund's Managed Assets. The fee will be determined as follows:

(a) If the average weekly value of the Fund's Managed Assets (calculated monthly) is greater than $250 million, the fee will be a maximum amount equal to 0.21% of the average weekly value of the Fund's Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.085% of the average weekly values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

                                           Annual Report | October 31, 2003 | 11

Advent Claymore Convertible Securities and Income Fund | Notes to Financial Statements continued

(b) If the average weekly value of the Fund's Managed Assets (calculated monthly) is $250 million or less, the fee will be a maximum amount equal to 0.20% of the average weekly value of the Fund's Managed Assets. In addition, the Servicing Agent has voluntarily agreed to waive receipt of a portion of the servicing fee of the Fund in the amount of 0.175% of the average weekly values of the Managed Assets for the first five years of the Fund's operations and for a declining amount for an additional three years.

The fee waivers of the Advisor and the Servicing Agent are contractual commitments of more than one year.

The Bank of New York ("BNY") acts as the Fund's custodian, administrator and transfer agent. As custodian, BNY is responsible for the custody of the Fund's assets. As administrator, BNY is responsible for maintaining the books and records of the Fund's securities and cash. As transfer agent, BNY is responsible for performing transfer agency services for the Fund.

Note 4 - Federal Income Taxes:

The Fund intends to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, no provision for U.S. federal income taxes is required. In addition, by distributing substantially all of its ordinary income and long-term capital gains, if any, during each calendar year, the Fund intends not to be subject to U.S. federal excise tax.

In order to present paid-in capital in excess of par and accumulated net realized gains or losses on the statement of assets and liabilities that more closely represent their tax character, certain adjustments have been made to undistributed net investment income and accumulated net realized gains or losses on investments. For the period ended October 31, 2003, the adjustments were to increase accumulated net realized gain on investments by $82,770 and decrease undistributed net investment income by $82,770 due to the difference in the treatment for book and tax purposes of certain investments.

Information on the tax components of capital as of October 31, 2003 is as follows:

                                                      Net tax
    Cost of                                         unrealized     Undistributed
investments       Gross tax       Gross tax      appreciation/  ordinary income/
    for tax      unrealized      unrealized  (depreciation) on      (accumulated
   purposes    appreciation    depreciation        investments    ordinary loss)

768,214,909     55,334,650      (4,623,165)         50,711,485       5,551,898

The differences between book basis and tax basis unrealized appreciation/(depreciation) is attributable to the tax deferral of losses on wash sales and additional income accrued for tax purposes on the convertible preferred stock.

For the period ended October 31, 2003 the tax character of distributions paid, as reflected in the statement of changes in net assets, of $20,726,197 was ordinary income.

Note 5 - Investments in Securities:

For the period ended October 31, 2003, purchases and sales of investments, other than short-term securities, were $992,143,381 and $236,487,445, respectively.

Note 6 - Capital:

The Fund issued 20,800,000 shares of common stock, in its initial public offering. These shares were all issued at $23.875 per share before a reimbursement of expenses to the underwriters of $0.0083 per share. In connection with the initial public offering of the Fund's common shares, the underwriters were granted an option to purchase additional common shares. On May 16, 2003, June 9, 2003 and June 17, 2003, the underwriters purchased, at a price of $23.875 per common share (before underwriters' expense reimbursement), 1,000,000, 1,000,000 and 500,000 common shares, respectively, of the Fund pursuant to the over-allotment option.

Offering expenses in connection with the issuance of the common shares estimated at $1,165,200 have been borne by the Fund and have been charged to paid-in-capital in excess of par value. Advent Capital Management, LLC, the Fund's investment advisor (the "Advisor"), and Claymore Securities, Inc., the Fund's servicing agent (the "Servicing Agent"), have agreed to pay offering expenses (other than the sales load, but including the reimbursement of expenses to the underwriters) in excess of $.05 per common share, or approximately $1,165,200. The Advisor and the Servicing Agent have also agreed to pay the Fund's organizational expenses of approximately $35,000.

The Fund has an unlimited amount of common shares, $0.001 par value, authorized. On June 19, 2003, the Fund's Board of Trustees authorized the issuance of preferred shares, in addition to the existing common shares, as part of its leverage strategy. Preferred shares to be issued by the Fund will have seniority over the common shares. In connection with the Fund's dividend reinvestment plan, the Fund issued 48,385 shares during the period.

The Fund has issued 2,150 shares of Preferred Shares Series M7, 2,150 shares of Preferred Shares Series T28, 2,150 shares of Preferred Shares Series W7 and 2,150 shares of Preferred Shares Series TH28 each with a net asset and liquidation value of $25,000 per share plus accrued dividends.

Dividends are accumulated daily at an annual rate set through auction procedures. Distributions of net realized capital gains, if any, are paid annually.

For the period ended October 31, 2003, the annualized dividend rates range from:

                  High      Low    At 10/31/03

Series M7         1.20%     1.06%     1.15%

Series T28        1.20%     1.09%     1.12%

Series W7         1.20%     0.98%     1.14%

Series TH28       1.18%     1.09%     1.15%

The Fund is subject to certain limitations and restrictions while Preferred Shares are outstanding. Failure to comply with these limitations and restrictions could preclude the Fund from declaring any dividends or distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of Preferred Shares at their liquidation value.

Preferred Shares, which are entitled to one vote per share, generally vote with the common stock but vote separately as a class to elect two Trustees and on any matters affecting the rights of the Preferred Shares.

12 | Annual Report | October 31, 2003

Advent Claymore Convertible Securities and Income Fund

To the Shareholders and Board of Trustees of Advent Claymore Convertible Securities and Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Advent Claymore Convertible Securities and Income Fund, (the "Fund") at October 31, 2003, and the results of its operations, the changes in its net assets and the financial highlights for the period April 30, 2003 (commencement of operations) through October 31, 2003, in conformity with accounting principles generally accepted in the United States of America.These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audit.We conducted our audit of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement.An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation.We believe that our audit, which included confirmation of securities at October 31, 2003 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP
NEW YORK, NEW YORK

December 5, 2003

                                           Annual Report | October 31, 2003 | 13

Advent Claymore Convertible Securities and Income Fund

                                   (Unaudited)

Federal Income Tax Information

Qualified dividend income of as much as $1,684,736 was received by the Fund through October 31, 2003. The Fund intends to designate the maximum amount of dividends that qualify for the reduced tax rate pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003.

In January 2004, you will be advised on IRS Form 1099 DIV or substitute 1099 DIV as to the federal tax status of the distributions received by you in the calendar year 2003.

Trustees

The trustees of the Advent Claymore Convertible Securities and Income Fund and their principal occupations during the past five years:

Name, Address, Age         Term of Office    Principal Occupation during                      Other Directorships
and Position(s) held       and Length of     the Past Five Years and                          Held by
with Registrant            Time Served       Other Affiliations                               Trustee

Independent Trustees:

Derek Medina               3 years/since     Executive Director, Office of the President      Director of Young Scholar's
ABC News                   inception         at ABC News from 2000-present.                   Institute. Former Director of
47 West 66th Street                          Formerly Director of Business Affairs at         Episcopal Social Services.
New York, NY 10023                           ABC News (1998-2000). Former Associate
Age:37                                       at Cleary Gottlieb Steen & Hamilton
Trustee                                      (1995-1998). Former Associate in Corporate
                                             Finance at J.P.Morgan/ Morgan Guaranty
                                             (1988-1990).

Ronald Nyberg              3 years/since     Founding partner of Nyberg & Gustafson, a        Director, Juvenile Diabetes
200 East 5th Avenue,       inception         law firm specializing in Corporate Law,          Research Foundation, Chicago
Suite 116                                    Estate Planning and Business Transactions        Chapter, and Edward Hospital
Naperville, IL 60563                         from 2000-present. Formerly, Executive           Foundation, Naperville, IL,
Age:50                                       Vice President, General Counsel and              Trustee North Park University,
Trustee                                      Corporate Secretary of Van Kampen                Chicago, Trustee, MBIA Capital/
                                             Investments (1982-1999). Former associate        Claymore Managed Duration Investment
                                             of Querry & Harrow, a law firm (1978-1982).      Grade Municipal Income Fund,
                                                                                              Western Asset/Claymore U.S.
                                                                                              Treasury Inflation Protected
                                                                                              Securities Fund, and Dreman/Claymore
                                                                                              Dividend and Income Fund

Gerald L. Seizert, CFP     3 years/since     Chief Executive Officer of Seizert               Former Director of Loomis, Sayles
Seizert Capital Partners,   inception        Capital Partners, LLC where he                   and Co., L.P.
LLC                                          directs the equity disciplines
1668 S. Telegraph,                           of the firm and serves as a co-manager
Suite 120                                    of the firm's hedge fund, Proper
Bloomfield Hills, MI 48302                   Associates, LLC from 2000- present.
Age:51                                       Formerly Co-Chief Executive (1998-1999)
Trustee                                      and a Managing Partner and Chief
                                             Investment  Officer-Equities of Munder
                                             Capital Management, LLC (1995-1999).
                                             Former Vice President and Portfolio Manager
                                             of Loomis, Sayles & Co., L.P.(1984-1995).
                                             Former Vice President and Portfolio
                                             Manager at First of America Bank (1978-1984).

Ronald E. Toupin, Jr.      3 years/since     Formerly Vice President, Manager and Portfolio   Trustee, MBIA Capital/Claymore Managed
117 Ashland Avenue         inception         Manager of Nuveen Asset Management (1998-1999),  Duration Investment Grade Municipal
River Forest, IL 60305                       Vice President of Nuveen Investment              Fund, Western Asset/Claymore U.S.
Age:45                                       Advisory Corporation (1992-1999),                Treasury Inflation Protected
Trustee                                      Vice President and Manager of Nuveen Unit        Securities Fund, and Dreman/Claymore
                                             Investment Trusts (1991-1999), and               Dividend & Income Fund
                                             Assistant Vice President and Portfolio Manager
                                             of Nuveen Unit Trusts (1988-1999), each
                                             of John Nuveen & Company, Inc.(1982-1999).

Michael A. Smart           3 years/since     Managing Partner, Williams Capital Partners,     Director, Country Pure Foods
Williams Capital Partners, inception         L.P. Advisor to First Atlantic Capital Ltd., a
L.P.                                         private equity firm, from 2001-present.
650 Fifth Avenue                             Formerly a Managing Director in Investment
New York, NY 10019                           Banking- The Private Equity Group (1995-2001)
Age:43                                       and a Vice President in Investment Banking-
Trustee                                      Corporate Finance (1992-1995) at Merrill
                                             Lynch & Co. Founding Partner of The Carpediem
                                             Group, a  private placement firm (1991-1992).
                                             Former Associate at Dillon, Read and Co.
                                             (1988-1990).

Interested Trustees:

Tracy V. Maitland          3 years/since     President of Advent Capital Management,
1065 Avenue of the         inception         LLC, which he founded in June 2001.
Americas, 31st Floor                         Prior to June 2001, President of Advent Capital
New York, NY 10018                           Management, a division of Utendahl Capital.
Age:43
Trustee, Chairman of the
Board and Chief Executive
Officer

Nicholas Dalmaso           3 years/since     Senior Managing Director and General             Trustee, MBIA Capital/Claymore Managed
210 N. Hale Street         inception         Counsel of Claymore Advisors, LLC and Claymore   Duration Investment Grade Municipal
Wheaton, IL 60187                            Securities, Inc. from 2001-present. Manager,     Fund, Western Asset/Claymore U.S.
Age:38                                       Claymore Fund Management Company, LLC,Vice       Treasury Inflation Protection
Trustee                                      President Boyar Value Fund. Formerly,            Securities Fund, F&C Claymore
                                             Assistant General Counsel, John Nuveen and       Preferred Securities & Income Fund,
                                             Company, Inc. (1999-2000). Former Vice           Inc., Flaherty & Crumrine/Claymore
                                             President and Associate General Counsel of       Total Return Fund, and Dreman/Claymore
                                             Van Kampen Trustee Investments, Inc.             Dividend & Income Fund
                                             (1992-1999).

14| Annual Report| October 31, 2003

Advent Claymore Convertible Securities and Income Fund

Unless the registered owner of common shares elects to receive cash by contacting the Plan Administrator, all dividends declared on common shares of the Fund will be automatically reinvested by The Bank of New York (the "Plan Administrator"),Administrator for shareholders in the Fund's Dividend Reinvestment Plan (the "Plan"), in additional common shares of the Fund.Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.Some brokers may automatically elect to receive cash on your behalf and may re-invest that cash in additional common shares of the Fund for you.If you wish for all dividends declared on your common shares of the Fund to be automatically reinvested pursuant to the Plan,please contact your broker.

The Plan Administrator will open an account for each common shareholder under the Plan in the same name in which such common shareholder's common shares are registered. Whenever the Fund declares a dividend or other distribution (together, a "Dividend") payable in cash, non-participants in the Plan will receive cash and participants in the Plan will receive the equivalent in common shares.The common shares will be acquired by the Plan Administrator for the participants'accounts, depending upon the circumstances described below, either
(i) through receipt of additional unissued but authorized common shares from the Fund ("Newly Issued Common Shares") or (ii) by purchase of outstanding common shares on the open market ("Open-Market Purchases") on the New York Stock Exchange or elsewhere.If, on the payment date for any Dividend, the closing market price plus estimated brokerage commissions per common share is equal to or greater than the net asset value per common share, the Plan Administrator will invest the Dividend amount in Newly Issued Common Shares on behalf of the participants.The number of Newly Issued Common Shares to be credited to each participant's account will be determined by dividing the dollar amount of the Dividend by the net asset value per common share on the payment date; provided that,if the net asset value is less than or equal to 95% of the closing market value on the payment date, the dollar amount of the Dividend will be divided by 95% of the closing market price per common share on the payment date.If, on the payment date for any Dividend, the net asset value per common share is greater than the closing market value plus estimated brokerage commissions, the Plan Administrator will invest the Dividend amount in common shares acquired on behalf of the participants in Open-Market Purchases.

If, before the Plan Administrator has completed its Open-Market Purchases, the market price per common share exceeds the net asset value per common share, the average per common share purchase price paid by the Plan Administrator may exceed the net asset value of the common shares, resulting in the acquisition of fewer common shares than if the Dividend had been paid in Newly Issued Common Shares on the Dividend payment date.Because of the foregoing difficulty with respect to Open-Market Purchases, the Plan provides that if the Plan Administrator is unable to invest the full Dividend amount in Open-Market Purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Administrator may cease making Open-Market Purchases and may invest the uninvested portion of the Dividend amount in Newly Issued Common Shares at the net asset value per common share at the close of business on the Last Purchase Date provided that, if the net asset value is less than or equal to 95% of the then current market price per common share; the dollar amount of the Dividend will be divided by 95% of the market price on the payment date.

The Plan Administrator maintains all shareholders' accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by shareholders for tax records.Common shares in the account of each Plan participant will be held by the Plan Administrator on behalf of the Plan participant, and each shareholder proxy will include those shares purchased or received pursuant to the Plan.The Plan Administrator will forward all proxy solicitation materials to participants and vote proxies for shares held under the Plan in accordance with the instructions of the participants.

There will be no brokerage charges with respect to common shares issued directly by the Fund.However, each participant will pay a pro rata share of brokerage commissions incurred in connection with Open-Market Purchases.The automatic reinvestment of Dividends will not relieve participants of any Federal, state or local income tax that may be payable (or required to be withheld) on such Dividends.

The Fund reserves the right to amend or terminate the Plan.There is no direct service charge to participants with regard to purchases in the Plan; however, the Fund reserves the right to amend the Plan to include a service charge payable by the participants.

All correspondence or questions concerning the Plan should be directed to the Plan Administrator, The Bank of New York, 101 Barclay Street, New York, New York 10286, Attention: Irina Krylov, Phone Number: (212) 815-2060.

                                           Annual Report | October 31, 2003 | 15

Advent Claymore Convertible Securities and Income Fund

          Board of Trustees                          Investment Advisor
          Nicholas Dalmaso                           Advent Capital Management, LLC
                                                     1065 Avenue of the Americas, 31st Floor
          Tracy V. Maitland                          New York, New York 10018

          Derek Medina                               Servicing Agent
                                                     Claymore Securities, Inc.
          Ronald Nyberg                              Wheaton, Illinois

          Gerald L. Seizert                          Administrator, Custodian and Transfer Agent
                                                     The Bank of New York
          Michael A. Smart                           New York, New York

          Ronald E.Toupin, Jr.                       Preferred Stock - Dividend Paying Agent
                                                     The Bank of New York
          Officers                                   New York, New York
          Tracy V. Maitland
          Chairman of the Board and                  Legal Counsel
          Chief Executive Officer                    Skadden, Arps, Slate, Meagher & Flom LLP
                                                     New York, New York
          Les Levi
          Vice President                             Independent Auditors
                                                     PricewaterhouseCoopers LLP
          F. Barry Nelson                            New York, New York
          Vice President and Assistant Secretary

          Paul Latronica
          Treasurer and Chief Financial Officer

          Rodd Baxter
          Secretary





          Questions concerning your shares of
          Advent Claymore Convertible Securities and Income Fund?
          . If your shares are held in a Brokerage Account, contact your Broker.

          . If you have physical possession of your shares in certificate form, contact the Fund's Administrator, Custodian and Transfer Agent:

          The Bank of New York
          101 Barclay Street
          New York, New York 10286

          800 701-8178

          This report is sent to shareholders of Advent Claymore Convertible Securities and Income Fund for their information. It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.





Advent Capital Management, LLC                                             AVK
1065 Avenue of the Americas                                               LISTED
New York, New York 10018                                                   NYSE

Item 2. Code of Ethics.

(a) The registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)    Not applicable.

(c) The registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d) The registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics.

(e)    Not applicable.

(f)    The registrant's Code of Ethics is attached hereto as an exhibit.

Item 3.  Audit Committee Financial Expert.

The registrant's Board of Trustees has determined that it has three audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Gerald L. Seizert, Michael A. Smart and Ronald Toupin. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4.  Principal Accountant Fees and Services.

Not applicable until annual reports for fiscal years ending after December 15, 2003.

Item 5.  Audit Committee of Listed Registrants.

The registrant has a separately designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The audit committee of the registrant is comprised of: Gerald L. Seizert, Michael A. Smart and Ronald Toupin.

Item 6.  Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

The registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, Advent Capital Management, LLC (the "Advisor"). The Advisor's Proxy Voting Policies and Procedures are included as an exhibit hereto.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable until shareholder reports for fiscal years ending after June 15, 2004.

Item 9.  Submission of Matters to a Vote of Security Holders.

Not applicable for fiscal reporting period ended October 31, 2003.

Item 10. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 11. Exhibits.

(a)(1) Code of Ethics.

(a)(2) Certification of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b) Certification of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

(c)    Proxy Voting Policies and Procedures.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Advent Claymore Convertible Securities and Income Fund
             -----------------------------------------------------------

By:     /s/  Tracy V. Maitland
      ------------------------------------------------------------------

Name:  Tracy V. Maitland

Title: President and Chief Executive Officer

Date:  1/8/2004

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/  Tracy V. Maitland
      ------------------------------------------------------------------

Name:  Tracy V. Maitland

Title: President and Chief Executive Officer

Date:  1/8/2004

By:     /s/  Paul Latronica
      ------------------------------------------------------------------

Name:  Paul Latronica

Title: Treasurer and Chief Financial Officer

Date:  1/8/2004